Pensions and post-retirement benefits - Narrative (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) director contract	Dec. 31, 2023 GBP (£)	Sep. 30, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Sep. 30, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ (3,023)				£ (3,401)
Surplus (deficit) in plan	£ 3,023				3,401
Number of longevity reinsurance contracts | contract	2
Percentage of current pensioner liabilities covered	70.00%
Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ 19,600			$ 21,513	21,513		£ 20,881
Benefits paid	1,230	£ 1,115
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(22,623)				(24,914)		(25,360)
Benefits paid	(1,221)	(1,115)
Fair value of plan assets | Barclays PLC
Disclosure of net defined benefit liability (asset) [line items]
Equities	0				0
Bonds	£ 0				0
Director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director	6
Independent director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director	3
Member nominated director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director	3
UKRF | UK | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Percentage of fair value of scheme assets invested in liability driven investment strategies	38.00%
Section 75 contributions
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit contributions paid	£ 0	0
Pension defined benefit plans | Foreign countries | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ 695				£ 694
Pension defined benefit plans | UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Scheme as a percentage of total retirement benefit obligations	96.00%			96.00%	96.00%
Net defined benefit liability (asset)	£ (3,199)				£ (3,616)
Surplus (deficit) in plan	3,199		£ 1,750		3,616	£ (2,020)
Benefits paid	1,189	1,075
Transfers out of the fund and contribution refunds	£ 165	122
Percentage of longevity risk for current pensioners reinsured	70.00%
Defined benefit contributions paid	£ 22	£ 39
Estimate of contributions expected to be paid to plan for next annual reporting period	47
Pension defined benefit plans | UKRF | UK | Longevity Reinurance Contrat, Netting
Disclosure of net defined benefit liability (asset) [line items]
Longevity reinsurance contracts	(117)				£ (131)
Pension defined benefit plans | UKRF | UK | Barclays Bank PLC
Disclosure of net defined benefit liability (asset) [line items]
Maximum funding deficit secured by collateral pool	£ 9,000
Pension defined benefit plans | UKRF | UK | Key UKRF financial assumptions
Disclosure of net defined benefit liability (asset) [line items]
Assumption for future inflation decreases				(0.20%)	(0.20%)
Assumption for future mortality improvements, percentage	1.25%			1.25%	1.25%
Pension defined benefit plans | UKRF | UK | Bottom of range | Barclays Bank PLC
Disclosure of net defined benefit liability (asset) [line items]
Percentage of funding deficit secured by collateral pool	100.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ 18,729				£ 20,618		19,990
Weighted average duration of the benefit payments reflected in defined benefit obligation, UKRF	11 years	12 years
Duration of expected benefits are projected to be paid out (in excess)	50 years
Benefits paid	£ 1,189	£ 1,075
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | Within 10 years
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid	32.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | In years 11 to 20
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid	33.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | In years 20 to 30
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid	21.00%
Pension defined benefit plans | UKRF | UK | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ (21,928)				(24,234)		£ (24,680)
Benefits paid	(1,189)	£ (1,075)
Post-employment medical defined benefit plans | Other | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	175				£ 201
Defined contribution schemes | UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	18
Defined contribution schemes | BPSP | UK
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	£ 302